REVENUE AND CONTRACT ACCOUNTING (Details -Disaggregated revenue) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,530,923	$ 4,022,238	$ 5,945,270	$ 9,078,696	$ 15,012,366	$ 8,259,917
Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	705,849	2,692,417	3,404,107	6,038,441	11,190,292	5,999,136
Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	825,074	768,670	2,541,163	2,148,779	3,822,074	2,260,781
Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		17,482		234,772
Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		543,669		656,704
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	705,849	2,692,417	3,404,107	6,038,441	11,190,292	5,518,004
Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	646,927	1,312,339	1,944,969	2,805,483	3,108,114	2,257,601
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue						131,537
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue						3,180
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	178,147	17,482	596,194	234,772	713,960	349,595
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,333,556	3,765,312	5,247,291	8,087,759	13,710,777	6,883,670
Rail [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	705,849	2,689,393	3,390,555	5,885,477	10,789,693	5,255,491
Rail [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	627,707	532,250	1,856,736	1,545,578	2,921,084	1,628,179
Rail [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		543,669		656,704
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	705,849	2,689,393	3,390,555	5,885,477	10,789,693	5,255,491
Rail [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	627,707	1,075,919	1,856,736	2,202,282	2,921,084	1,628,179
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,220	32,821	90,432	76,818	115,443	213,517
Commercial [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			13,552	(498)	9,297	27,831
Commercial [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,220	32,821	76,880	77,316	106,146	185,686
Commercial [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue			13,552	(498)	9,297	27,831
Commercial [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,220	32,821	76,880	77,316	106,146	185,686
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
Petrochemical [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
Petrochemical [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
Petrochemical [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Petrochemical [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue		23,245	11,353	214,124	237,414	314,030
Governments [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,024		153,462	156,530	233,145
Governments [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,221	11,353	60,662	80,884	80,885
Governments [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue		3,024		153,462	156,530	233,145
Governments [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		20,221	11,353	60,662	80,884	80,885
Governments [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member]
Disaggregation of Revenue [Line Items]
Revenue						23,340
Banking Other [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						1,537
Banking Other [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						21,803
Banking Other [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue						1,537
Banking Other [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue						21,803
Banking Other [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Banking Other [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue						134,717
IT Suppliers [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						131,537
IT Suppliers [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						3,180
IT Suppliers [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
IT Suppliers [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue						131,537
IT Suppliers [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue						3,180
IT Suppliers [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
AI [Member]
Disaggregation of Revenue [Line Items]
Revenue					948,732
AI [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue					234,772
AI [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue					713,960
AI [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue					234,772
AI [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
AI [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
AI [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
AI [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue					713,960
Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	178,147	200,860	596,194	699,995		691,510
Artificial Intelligence [Member] | Goods Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue						349,595
Artificial Intelligence [Member] | Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	178,147	183,378	596,194	465,223		341,915
Artificial Intelligence [Member] | Goods Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		17,482		234,772
Artificial Intelligence [Member] | Services Delivered At Point In Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue		183,378		465,223		341,915
Artificial Intelligence [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue	178,147	17,482	596,194	234,772		349,595
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,530,923	4,022,238	5,945,270	9,078,696	15,012,366	8,259,917
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,333,556	3,765,312	5,247,291	8,087,759	13,710,777	6,883,670
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue	19,220	32,821	90,432	76,818	115,443	213,517
North America [Member] | Petrochemical [Member]
Disaggregation of Revenue [Line Items]
Revenue						(867)
North America [Member] | Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue		23,245	11,353	214,124	237,414	314,030
North America [Member] | Banking Other [Member]
Disaggregation of Revenue [Line Items]
Revenue						23,340
North America [Member] | IT Suppliers [Member]
Disaggregation of Revenue [Line Items]
Revenue						134,717
North America [Member] | AI [Member]
Disaggregation of Revenue [Line Items]
Revenue					$ 948,732
North America [Member] | Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 178,147	$ 200,860	$ 596,194	$ 699,995		$ 691,510